Investment in Life Insurance Contract, Net - Schedule of Investment in Life Insurance Contract, Net (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Dec. 31, 2025 HKD ($)
Schedule of Investment in Life Insurance Contract, Net [Abstract]
Investment in life insurance contract	$ 199,916	$ 1,567,745	$ 1,559,502
Allowance for expected credit losses
Investment in life insurance contract, net	$ 199,916	$ 1,567,745	$ 1,559,502